LOANS TO THIRD PARTIES- LONG TERM (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
LOANS TO THIRD PARTIES-LONG TERM
Loans to third parties-long term	¥ 119,475,040	$ 17,084,703	¥ 118,500,000
Working fund to third party companies
LOANS TO THIRD PARTIES-LONG TERM
Loans to third parties-long term	¥ 119,475,040	$ 17,084,703	¥ 118,500,000